LOANS - Corporate Loan Delinquency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans receivable
Loans, net of unearned income	$ 624,369	$ 617,617
Loans at fair value	$ 3,486	5,005
Corporate
Loans receivable
Number of days past due, non-accrual status	90 days
Number of days past due for reversal of accrued interest and charging to earnings	90 days
Total loans past due and accruing	$ 997	280
Loans, total non-accrual	2,421	1,596
Loans, total current	292,431	285,311
Loans, net of unearned income	299,306	292,163
Loans at fair value	3,457	4,971
Purchased distressed loans	$ 0	5
Loans less than this number of days past due are considered current	30 days
Corporate | Commercial and industrial
Loans receivable
Total loans past due and accruing	$ 195	91
Loans, total non-accrual	1,909	1,071
Loans, total current	127,012	123,523
Loans, net of unearned income	129,116	124,685
Corporate | Financial institutions
Loans receivable
Total loans past due and accruing	121	16
Loans, total non-accrual	185	173
Loans, total current	61,254	64,157
Loans, net of unearned income	61,560	64,346
Corporate | Mortgage and real estate
Loans receivable
Total loans past due and accruing	285	144
Loans, total non-accrual	139	232
Loans, total current	43,607	37,290
Loans, net of unearned income	44,031	37,666
Corporate | Leases
Loans receivable
Total loans past due and accruing	35	0
Loans, total non-accrual	56	76
Loans, total current	1,678	2,006
Loans, net of unearned income	1,769	2,082
Corporate | Other
Loans receivable
Total loans past due and accruing	361	29
Loans, total non-accrual	132	44
Loans, total current	58,880	58,335
Loans, net of unearned income	59,373	58,408
30 to 89 Days Past Due | Corporate
Loans receivable
Total loans past due and accruing	786	269
30 to 89 Days Past Due | Corporate | Commercial and industrial
Loans receivable
Total loans past due and accruing	143	87
30 to 89 Days Past Due | Corporate | Financial institutions
Loans receivable
Total loans past due and accruing	119	16
30 to 89 Days Past Due | Corporate | Mortgage and real estate
Loans receivable
Total loans past due and accruing	148	137
30 to 89 Days Past Due | Corporate | Leases
Loans receivable
Total loans past due and accruing	27	0
30 to 89 Days Past Due | Corporate | Other
Loans receivable
Total loans past due and accruing	349	29
Equal to greater than 90 days past due | Corporate
Loans receivable
Total loans past due and accruing	211	11
Equal to greater than 90 days past due | Corporate | Commercial and industrial
Loans receivable
Total loans past due and accruing	52	4
Equal to greater than 90 days past due | Corporate | Financial institutions
Loans receivable
Total loans past due and accruing	2	0
Equal to greater than 90 days past due | Corporate | Mortgage and real estate
Loans receivable
Total loans past due and accruing	137	7
Equal to greater than 90 days past due | Corporate | Leases
Loans receivable
Total loans past due and accruing	8	0
Equal to greater than 90 days past due | Corporate | Other
Loans receivable
Total loans past due and accruing	$ 12	$ 0